MINING PROPERTIES, LAND AND WATER RIGHTS (Tables)	12 Months Ended
Dec. 31, 2015
MINING PROPERTIES, LAND AND WATER RIGHTS
Summary of mining properties, land and water rights

The following is a summary of mining properties, land and water rights at December 31, 2015 and 2014 (in thousands):

	At	At
	December 31,	December 31,
	2015	2014
Mt. Hope Project:
Development costs	$169,735	$165,785
Mineral, land and water rights	11,324	11,728
Advance Royalties	29,800	29,300
Total Mt. Hope Project	210,859	206,813
Total Liberty Project	9,695	9,701
Other Properties	81	81
Total	$220,635	$216,595